FAIR VALUE MEASUREMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENT
Carrying value of short-term investments	$ 0	$ 2,470,000
Maximum borrowing capacity for line of credit	10,000,000
Maximum capacity under standby letters of credit facility	$ 10,000,000